Board of Directors and Executive Management Compensation	12 Months Ended
Dec. 31, 2025
Board of Directors and Management Compensation [Abstract]
Board of Directors and Executive Management Compensation	Note 8
Board of Directors and Executive Management Compensation

	2025			2024			2023
EUR'000	Board of directors	Executive management	Total	Board of directors	Executive management	Total	Board of directors	Executive management	Total
Wages, salaries and board fees	419	998	1,417	334	955	1,289	183	821	1,004
Pension costs - defined contribution plans	—	100	100	—	95	95	—	29	29
Share based payment	—	1,249	1,249	—	957	957	—	588	588
Other short-term benefits	—	35	35	—	41	41	—	55	55
Cash bonus	—	2,473	2,473	—	1,197	1,197	—	1,155	1,155
Total management compensation	419	4,855	5,274	334	3,245	3,579	183	2,648	2,831
Executive Management
Executive Management refers to the members of the Executive
Management who are registered with the Danish business authority and who have the authority and responsibility for the planning, directing and controlling of the activities of the Company as defined by IAS 24. As such, Executive Management is considered Chief
Operating Decision Makers (CODM) as defined by IFRS 8.
Board of Directors
Andreas Sohmen-Pao and Andreas Beroutsos are employed by the
BW Group. These board members did not receive remuneration from
Cadeler in 2023, 2024 and 2025. Andreas Beroutsos stepped down from the Board with effect from 25 April 2023. On the same date,
Andrea Abt joined the Board.
David Peter Cogman is employed by the Swire Group and did not receive remuneration from Cadeler in 2022 and 2023. David Peter
Cogman stepped down from the Board with effect from 16 June
2023, together with Connie Hedegaard.
On 20 February 2024, Emanuele Lauro and James Nish joined the
Board. Emanuele Lauro is the Director and Chief Executive Officer of
Scorpio Holdings Limited, which is considered a related party (see
Note 27).
On 23 April 2024, Jesper T. Lok left the Board of Directors and
Colette Cohen was elected to serve a two year term through the 2026
AGM.
On 11 November 2024, Thomas Thune Andersen was elected as a
new member of the Board of Directors.